Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of offsetting of financial assets and financial liabilities

Offsetting of financial assets and financial liabilities
	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[1]	Total
			Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments, including non-cash collateral	Cash collateral	Net amount
	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)[2]	341,473	(116,486)	224,987	(198,743)	(22,926)	3,318	4,727	229,714
Reverse repos, stock borrowing and similar agreements classified as:[3]
– trading assets	29,152	(602)	28,550	(28,513)	(34)	3	2,633	31,183
– non-trading assets	365,922	(135,210)	230,712	(230,240)	(80)	392	21,653	252,365
Loans and advances to customers[4]	34,173	(15,792)	18,381	(15,613)	(93)	2,675	2	18,383
At 31 Dec 2023	770,720	(268,090)	502,630	(473,109)	(23,133)	6,388	29,015	531,645

Derivatives (Note 15)[2]	419,020	(140,987)	278,033	(236,372)	(36,486)	5,175	6,126	284,159
Reverse repos, stock borrowing and similar agreements classified as:[3]
– trading assets	24,370	(236)	24,134	(24,105)	(29)	—	1,369	25,503
– non-trading assets	335,193	(102,888)	232,305	(231,432)	(449)	424	21,689	253,994
Loans and advances to customers[4]	28,336	(12,384)	15,952	(13,166)	—	2,786	267	16,219
At 31 Dec 2022[6]	806,919	(256,495)	550,424	(505,075)	(36,964)	8,385	29,451	579,875

Financial liabilities
Derivatives (Note 15)[2]	344,799	(116,486)	228,313	(198,640)	(23,748)	5,925	6,459	234,772
Repos, stock lending and similar agreements classified as:[3]
– trading liabilities	15,686	(172)	15,514	(15,453)	—	61	6	15,520
– non-trading liabilities	270,493	(135,640)	134,853	(134,095)	(669)	89	37,247	172,100
Customer accounts[6]	42,522	(15,792)	26,730	(15,613)	(93)	11,024	13	26,743
At 31 Dec 2023	673,500	(268,090)	405,410	(363,801)	(24,510)	17,099	43,725	449,135

Derivatives (Note 15)[2]	419,992	(140,987)	279,005	(239,234)	(29,276)	10,495	6,757	285,762
Repos, stock lending and similar agreements classified as:[3]
– trading liabilities	20,026	(236)	19,790	(19,790)	—	—	5	19,795
– non-trading liabilities	206,827	(102,888)	103,939	(103,296)	(249)	394	23,809	127,748
Customer accounts[6]	37,164	(12,384)	24,780	(13,166)	—	11,614	14	24,794
At 31 Dec 2022[6]	684,009	(256,495)	427,514	(375,486)	(29,525)	22,503	30,585	458,099
1These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.
2  At 31 December 2023, the amount of cash margin received that had been offset against the gross derivatives assets was $5,105m (2022 $8,357m).
The amount of cash margin paid that had been offset against the gross derivatives liabilities was $7,142m (2022: $10,918m).
3For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ of $31,183m (2022: $25,503m) and ‘Trading liabilities’ of $15,520m (2022: $19,795m), see the ‘Funding sources and uses’ table on page 247.
4At 31 December 2023, the total amount of ‘Loans and advances to customers’ was $938,535m (2022: $923,561m), of which $18,381m (2022:
$15,952m) was subject to offsetting.
5From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.
6At 31 December 2023, the total amount of ‘Customer accounts’ was $1,611,647m (2022: $1,570,303m), of which $26,730m (2022: $24,780m) was subject to offsetting.